Summary of Significant Accounting Policies - Additional Information1 (Details)	Dec. 31, 2022
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2023-01-01
Summary Of Significant Accounting Policies [Line Items]
Revenue, performance obligation percentage	13.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2024-01-01
Summary Of Significant Accounting Policies [Line Items]
Revenue, performance obligation percentage	51.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	4 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2028-01-01
Summary Of Significant Accounting Policies [Line Items]
Revenue, performance obligation percentage	36.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period